Schedules of Investments (Unaudited)
Pax International Sustainable Economy Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.3%
AUSTRALIA: 7.9%
Aristocrat Leisure, Ltd.	223,337	$4,709,415
ASX, Ltd. (a)	22,803	1,049,468
Australia & New Zealand Banking Group, Ltd	882,401	12,917,288
BlueScope Steel, Ltd.	50,006	485,640
Cochlear, Ltd.	6,200	770,149
Coles Group, Ltd.	106,861	1,126,568
Commonwealth Bank of Australia	196,413	11,426,311
Computershare, Ltd.	263,392	4,201,121
Dexus, REIT	207,643	1,032,932
Fortescue Metals Group, Ltd.	508,248	5,456,220
Goodman Group, REIT	5,876	59,388
Mirvac Group, REIT	78,032	97,205
QBE Insurance Group, Ltd.	141,225	1,047,839
Ramsay Health Care, Ltd.	13,840	508,032
REA Group, Ltd. (a)	11,682	850,291
SEEK, Ltd. (a)	41,450	503,773
Telstra Corp., Ltd.	2,036,164	5,027,752
Transurban Group	686,227	5,419,421
Vicinity Centres, REIT	374,783	417,876
		57,106,689

AUSTRIA: 0.2%
Verbund AG	3,274	279,526
Voestalpine AG	49,936	845,927
		1,125,453

BELGIUM: 0.7%
KBC Group NV	100,510	4,769,601
Solvay SA	5,669	438,906
Umicore SA	1,448	42,509
		5,251,016

CHILE: 0.0% (b)
Antofagasta PLC	417	5,110

CHINA: 0.0% (b)
Chow Tai Fook Jewellery Group, Ltd.	26,800	50,367

DENMARK: 2.8%
AP Moller - Maersk A/S, Class B	272	494,286
Genmab A/S (c)	271	87,182
Novo Nordisk A/S, Class B	175,107	17,443,773
Orsted A/S	26,399	2,104,020
		20,129,261

FINLAND: 1.0%
Elisa OYJ	13,230	599,439
Kesko Oyj, Class B	3,159	58,937
Orion OYJ, Class B	18,947	797,810
Stora Enso OYJ, Class R	16,609	210,991
UPM-Kymmene OYJ	140,930	4,472,333
Wartsila OYJ Abp (a)	162,017	1,034,950
		7,174,460

FRANCE: 10.8%
Air Liquide SA	87,509	10,002,198
AXA SA	216,214	4,720,579
BioMerieux	102	8,068
BNP Paribas SA	267,750	11,309,553
Bouygues SA (a)	138,570	3,624,785
Bureau Veritas SA	965	21,594
Carrefour SA	89,024	1,234,681
Cie Generale des Etablissements Michelin SCA	460,168	10,310,385
Danone SA	64,974	3,072,315
Eiffage SA	100,112	8,028,284
Gecina SA, REIT	546	42,763
L’Oreal SA	11,151	3,565,443
Orange SA	206,829	1,870,672
Schneider Electric SE	91,277	10,309,806
SEB SA (a)	4,056	255,126
Societe Generale SA	263,549	5,211,970
Teleperformance	6,989	1,772,996
Unibail-Rodamco-Westfield, REIT (c)	70,869	2,932,551
Valeo SA	3,617	54,652
		78,348,421

GERMANY: 7.6%
Allianz SE	74,059	11,666,829
Beiersdorf AG	35	3,439
Brenntag SE	59	3,567
Commerzbank AG (c)	405,140	2,884,196
Deutsche Boerse AG	35,847	5,876,279
HeidelbergCement AG	53,525	2,114,459
HelloFresh SE (c)	15,474	323,900
Henkel AG & Co. KGaA	64	3,627
LEG Immobilien SE	47,965	2,863,012
Merck KGaA	75,655	12,247,091
Puma SE	19,864	918,910
SAP SE	194,714	15,868,245
		54,773,554

HONG KONG: 3.5%
AIA Group, Ltd.	1,976,400	16,455,314
BOC Hong Kong Holdings, Ltd.	315,557	1,049,453
Hang Seng Bank, Ltd.	3,900	59,251
MTR Corp., Ltd.	173,106	794,011
Prudential PLC	302,306	2,958,860
Sino Land Co., Ltd.	1,930,000	2,538,582
Swire Pacific, Ltd., Class A	214,000	1,599,550
Swire Properties, Ltd.	200	430
		25,455,451

IRELAND: 0.6%
CRH PLC	61,774	1,986,148
Kerry Group PLC, Class A	561	50,003
Kingspan Group PLC	44,868	2,021,508
		4,057,659

ISRAEL: 0.7%
Bank Leumi Le-Israel BM	626,602	5,351,662

ITALY: 1.9%
Coca-Cola HBC AG (c)	21,045	439,733
Enel SpA	686,359	2,814,912
Intesa Sanpaolo SpA	4,892,257	8,086,974
Prysmian SpA	84,056	2,407,689
		13,749,308

JAPAN: 22.5%

Ajinomoto Co., Inc.	42,300	1,156,113
Astellas Pharma, Inc.	769,600	10,195,112
Azbil Corp. (a)	53,700	1,399,805
Bridgestone Corp.	303,500	9,815,467
Chugai Pharmaceutical Co., Ltd.	138,600	3,462,654
Daifuku Co, Ltd.	36,000	1,693,333
Dai-ichi Life Holdings, Inc.	289,400	4,601,552
Daiichi Sankyo Co., Ltd.	900	25,156
Denso Corp.	19,500	891,602
Eisai Co., Ltd.	49,700	2,666,856
FANUC Corp.	43,500	6,108,021
FUJIFILM Holdings Corp	300	13,702
Fujitsu, Ltd.	22,500	2,467,168
Hankyu Hanshin Holdings, Inc.	2,300	69,221
Hitachi Construction Machinery Co., Ltd.	39,200	728,522
Hoya Corp.	50,000	4,817,927
Hulic Co., Ltd.	157,700	1,161,896
JFE Holdings, Inc. (a)	166,800	1,548,807
Kajima Corp.	900,500	8,535,398
Kao Corp.	2,000	81,381
KDDI Corp.	389,000	11,372,909
Keio Corp. (a)	200	7,288
Kikkoman Corp.	19,200	1,088,468
Komatsu, Ltd.	107,500	1,957,392
Kubota Corp.	15,400	214,012
Lixil Corp.	14,800	217,157
Mitsubishi Chemical Holdings Corp.	151,900	695,834
MS&AD Insurance Group Holdings, Inc.	36,900	977,212
Murata Manufacturing Co., Ltd.	129,500	5,960,519
Nintendo Co., Ltd.	140,000	5,646,798
Nippon Express Holdings, Inc.	200	10,166
Nippon Paint Holdings Co., Ltd.	290,500	1,962,302
Nippon Steel Corp.	124,800	1,732,007
Nippon Yusen KK (a)	94,200	1,598,937
Nitto Denko Corp.	46,100	2,496,119
Nomura Research Institute, Ltd.	72,400	1,768,242
NTT Data Corp.	255,400	3,299,026
Obayashi Corp.	485,100	3,113,356
Odakyu Electric Railway Co., Ltd.	1,600	20,616
Omron Corp.	58,500	2,680,309
Oriental Land Co., Ltd.	40,700	5,520,090
Recruit Holdings Co, Ltd.	155,200	4,470,634
Rohm Co., Ltd.	30,800	2,018,514

SCSK Corp.	40,400	611,628
Sekisui Chemical Co., Ltd.	146,300	1,789,824
Sekisui House, Ltd. (a)	180,000	2,981,212
Shimizu Corp. (a)	55,800	272,809
Shionogi & Co., Ltd.	32,900	1,588,877
SoftBank Corp. (a)	635,000	6,341,064
Sompo Holdings, Inc.	29,200	1,168,331
Sumitomo Chemical Co., Ltd.	134,700	463,313
Sumitomo Metal Mining Co., Ltd.	300	8,597
Suntory Beverage & Food, Ltd.	34,800	1,238,504
TDK Corp.	47,800	1,475,603
Tobu Railway Co., Ltd.	100	2,357
Tokyo Electron, Ltd.	42,800	10,545,701
Tokyu Corp.	4,800	54,742
TOTO, Ltd.	31,600	1,055,235
West Japan Railway Co. (a)	200	7,645
Yamaha Corp.	22,700	806,630
Yamaha Motor Co., Ltd.	243,800	4,567,819
Yaskawa Electric Corp. (a)	80,200	2,308,003
Yokogawa Electric Corp.	101,900	1,605,348
Z Holdings Corp.	1,588,300	4,210,049
		163,370,891

NETHERLANDS: 3.9%
Akzo Nobel NV	53,078	3,007,927
ASML Holding NV (a)	46,237	19,155,010
Koninklijke Ahold Delhaize NV	223,952	5,704,377
NN Group NV	811	31,543
Prosus NV (c)	7,507	390,564
Wolters Kluwer NV	183	17,819
		28,307,240

NEW ZEALAND: 0.2%
Auckland International Airport, Ltd. (c)	215,161	862,434
Fisher & Paykel Healthcare Corp., Ltd.	1,980	20,522
Mercury NZ, Ltd.	146,036	464,902
Spark New Zealand, Ltd.	117,562	328,909
		1,676,767

NORWAY: 0.8%
DNB Bank ASA	10,115	160,505
Mowi ASA	6,156	78,301
Norsk Hydro ASA	532,365	2,856,629

Orkla ASA	72,487	526,930
Telenor ASA (a)	224,472	2,054,394
		5,676,759

POLAND: 0.1%
Mondi PLC	68,760	1,056,321

PORTUGAL: 0.2%
Jeronimo Martins SGPS SA	87,539	1,630,275

SINGAPORE: 1.5%
CapitaLand Integrated Commercial Trust, REIT	200,611	266,849
CapitaLand Investment, Ltd.	2,380,226	5,726,499
City Developments, Ltd.	665,100	3,505,162
Keppel Corp., Ltd.	135,200	650,568
Singapore Exchange, Ltd.	94,900	622,580
UOL Group, Ltd.	30,800	141,701
		10,913,359

SPAIN: 2.4%
Banco Bilbao Vizcaya Argentaria SA (a)	1,458,066	6,540,658
Iberdrola SA	974,020	9,081,941
Red Electrica Corp. SA	120,193	1,844,433
		17,467,032

SOUTH KOREA: 0.0% (b)
Delivery Hero SE (c)	34	1,242

SWEDEN: 3.4%
Assa Abloy AB, Class B	210,302	3,940,229
Atlas Copco AB, Class A	633,281	5,885,939
Atlas Copco AB, Class B	436,345	3,616,867
Boliden AB	558	17,240
Electrolux AB, Class B (a)	24,149	250,990
Epiroc AB, Class A	536	7,668
Epiroc AB, Class B	611	7,705
Holmen AB, Class B	117	4,440
Husqvarna AB, Class B (a)	195,709	1,084,891
Nibe Industrier AB, Class B	444,479	3,964,850
Sandvik AB	132,661	1,808,375

Svenska Cellulosa AB SCA, Class B	22,873	290,224
Tele2 AB, Class B	37,162	320,692
Telefonaktiebolaget LM Ericsson, Class B (a)	257,419	1,504,729
Telia Company AB	579,708	1,669,606
		24,374,445

SWITZERLAND: 10.6%
ABB, Ltd.	315,757	8,152,665
Chocoladefabriken Lindt & Spruengli AG-PC	123	1,188,710
Chocoladefabriken Lindt & Spruengli AG-Reg	36	3,585,108
Geberit AG	1,578	676,628
Givaudan SA	682	2,060,323
Kuehne & Nagel International AG	1,214	247,209
Lonza Group AG	11,546	5,621,643
Roche Holding AG	74,829	24,359,277
SGS SA	1,141	2,441,448
Sika AG	30,714	6,173,259
Sonova Holding AG	15,957	3,511,511
Straumann Holding AG	87,676	8,018,860
Swiss Life Holding AG	6,596	2,914,187
Swiss Re AG	106,178	7,831,051
		76,781,879

UNITED KINGDOM: 15.0%
Ashtead Group PLC	21,471	964,258
Associated British Foods PLC	70,875	990,309
AstraZeneca PLC	194,882	21,423,267
BT Group PLC	1,964,224	2,640,507
Bunzl PLC	4,073	124,442
CNH Industrial NV	245,006	2,742,168
GSK PLC	628,398	9,075,762
HSBC Holdings PLC	3,119,982	16,154,827
Informa PLC	144,263	824,592
J Sainsbury PLC	466,229	902,891
Kingfisher PLC	8,323	20,260
Legal & General Group PLC	1,877,245	4,480,947
Lloyds Banking Group, PLC	9,305,176	4,205,821
Next PLC	4,457	236,559
Ocado Group PLC (c)	1,294	6,715
Persimmon PLC	113,041	1,545,979
Reckitt Benckiser Group PLC	63,901	4,235,450
RELX PLC	415,108	10,143,471
Rentokil Initial, PLC	301,633	1,598,798

Schroders PLC	15,503	66,637
Segro PLC, REIT	57,587	480,498
Spirax-Sarco Engineering, PLC	23,677	2,721,745
St James’s Place, PLC	203,693	2,319,693
Tesco PLC	1,938,408	4,448,785
Unilever PLC	232,408	10,211,972
Vodafone Group PLC	5,426,609	6,073,458
		108,639,811

TOTAL COMMON STOCKS
(Cost $809,901,418)		712,474,432

PREFERRED STOCKS: 0.1%
GERMANY: 0.1%
Henkel AG & Co. KGaA	6,186	367,368
(Cost $593,515)

MONEY MARKET: 1.1%
State Street Institutional U.S. Government Money Market Fund, 2.940% (d)(e)	8,039,512	8,039,512
(Cost $8,039,512)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.071% (d)(e)	28,642,835	28,642,835
(Cost $28,642,835)

TOTAL INVESTMENTS: 103.5%		749,524,147
(Cost $847,177,280)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 4.0%		(28,642,835)

Other assets and liabilities - (net): 0.5%		3,209,899

Net Assets: 100.0%		$724,091,211

(a)	Security or partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $30,755,532.
(b)	Rounds to less than 0.05%
(c)	Non-income producing security.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
SECTOR	VALUE	OF NET ASSETS
Communication Services	$50,334,906	6.9%
Consumer Discretionary	45,117,095	6.2%
Consumer Staples	47,320,305	6.6%
Financials	158,916,972	21.9%
Health Care	126,649,528	17.5%
Industrials	120,037,918	16.5%
Information Technology	74,574,668	10.3%
Materials	50,433,784	7.0%
Real Estate	22,866,892	3.2%
Utilities	16,589,732	2.3%
Money Market	8,039,512	1.1%
Other assets and liabilities (net)	3,209,899	0.5%
Total	$724,091,211	100.0%

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,215,496,698	$-	$-	$1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$1,242,927,674	$-	$-	$1,242,927,674
Small Cap
Common Stocks	$555,709,053	$-	$-	$555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$583,062,819	$-	$-	$583,062,819
US Sustainable Economy
Common Stocks	$232,964,922	$-	$-	$232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$234,614,681	$-	$-	$234,614,681
Global Sustainable Infrastructure
Common Stocks	$45,310,606	$44,347,112	$-	$89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$46,389,051	$44,347,112	$-	$90,736,163
Global Opportunities
Common Stocks	$55,076,661	$39,604,406	$-	$94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$56,423,930	$40,588,504	$-	$97,012,434
Global Environmental Markets
Common Stocks	$1,194,576,258	$775,717,550	$-	$1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$1,243,746,640	$775,717,550	$-	$2,019,464,190
Global Women’s Leadership
Common Stocks	$518,408,126	$186,520,449	$-	$704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$519,864,945	$187,000,485	$-	$706,865,430
International Sustainable Economy
Common Stocks	$-	$712,474,432	$-	$712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$36,682,347	$712,841,800	$-	$749,524,147
Core Bond
Community Investment Notes	$-	$240,105	$298,550	$538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$14,595,032	$730,506,651	$298,550	$745,400,233
High Yield Bond
Community Investment Notes	$-	$240,105	$510,838	$750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$27,609,847	$539,257,043	$510,838	$567,377,728
Sustainable Allocation
Affiliated Investment Companies	$1,925,715,049	$-	$-	$1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$2,038,734,901	$-	$-	$2,038,734,901

*	Table includes securities valued at zero.

Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/21	Additions	Reductions	09/30/22	12/31/21	Income	Gains/Losses[1]	Depreciation	09/30/22

Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$1,132,162,284	$3,166,047	$(3,945,753)	$(277,327,828)	$811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$2,495,020,825	$22,285,338	$(3,735,269)	$(564,855,844)	$1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.